Investment Objectives and Goals	Feb. 28, 2025
2x Bitcoin Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Bitcoin Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

2x Corn ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Corn ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of corn. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

2x Ether ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Ether ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ether.
2x Wheat ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Wheat ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of wheat. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

One+One S&P 500 and Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	One+One™ S&P 500® and Bitcoin ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The One+One™ S&P 500® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation.
One+One Nasdaq-100(R) and Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	One+One™ Nasdaq-100® and Bitcoin ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The One+One™ Nasdaq-100® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation.
Volatility Premium Plus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Volatility Premium Plus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to one times (1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.